SHORT TERM INVESTMENT (Details Narrative) - USD ($)		12 Months Ended
	Apr. 15, 2026	Dec. 31, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Investments		$ 7,165,232	$ 7,028,594
Property management fee, percent fee description		Management Fee is 1% per annum of net asset value, accrued monthly. Performance Fee is 30% of the appreciation above the high-water mark, subject to a 15% annual hurdle rate. The shares were subsequently redeemed on April 15, 2026, for a redemption amount of $7,032,586.
Subsequent Event [Member]
Subsequent Event [Line Items]
Redemption amount	$ 7,032,586